Label	Element	Value
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001547580_SupplementTextBlock

Compass EMP U.S. 500 Volatility Weighted Index ETF

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF

Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF

Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF

Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF

(the “Funds” and each a “Fund”)

each a series of COMPASS EMP FUNDS TRUST

Supplement dated July 10, 2015 to the

Prospectus dated June 30, 2014, as amended on September 29, 2014 and supplemented

May 1, 2015

The Prospectus is being supplemented to revise certain information contained therein with respect to the Funds.

Risk/Return [Heading]	rr_RiskReturnHeading	Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Strategy [Heading]	rr_StrategyHeading	2. The third paragraph under Principal Investment Strategies on page 14 of the Prospectus pertaining to the Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF is hereby replaced in its entirety with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market. Market conditions are measured by reference to the CEMP International 500 Volatility Weighted Index. During a period of market decline, defined as a decline of 12% or more from the all-time daily high value of the CEMP International 500 Volatility Weighted Index based on the month-end value, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.

If the value of the CEMP International 500 Volatility Weighted Index declines 12% or more, the Index will liquidate 75% of the stocks included in the Index. The Index will reinvest in stocks as follows:

•                  The Index will return to being fully invested if the month-end value of the stocks in the CEMP International 500 Volatility Weighted Index returns to a level that is less than a 12% decline from its all-time daily high.

•                  If the CEMP International 500 Volatility Weighted Index declines by 24% (or more) from its recent highest value, 25% of the Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting.

•                  If the CEMP International 500 Volatility Weighted Index declines by 36% (or more) from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting.

•                  If the CEMP International 500 Volatility Weighted Index declines by 48% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks.

The Index’s exposure to the market is dictated by a mathematical index construction algorithm. The Index’s large cap stock component is reconstituted every March and September. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the securities of issuers included in the Index as of its most recent reconstitution.

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This Supplement and the existing Statement of Additional Information dated June 30, 2014, as supplemented, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-888-944-4367.

Please retain this Supplement for future reference.